UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: July 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 14 , 2008


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $202,808 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Inc New                COM              00206r102      427    12684 SH       Sole                                      12684
Abbott Labs                    COM              002824100      362     6842 SH       Sole                                       6842
American Intl Group            COM              026874107     2379    89897 SH       Sole                                      89897
Apple Computer                 COM              037833100     1357     8106 SH       Sole                                       8106
Automatic Data Processing Inc  COM              053015103     4685   111811 SH       Sole                                     111811
BP PLC ADR                     COM              055622104     5209    74878 SH       Sole                                      74878
Berkshire Hathaway Inc  Delawa COM              084670108      242        2 SH       Sole                                          2
Canon Inc. ADR                 COM              138006309     6718   131192 SH       Sole                                     131192
Chevron Corp                   COM              166764100     1764    17791 SH       Sole                                      17791
Cisco Systems                  COM              17275R102     2617   112497 SH       Sole                                     112497
Coca Cola Co Com               COM              191216100     6229   119837 SH       Sole                                     119837
Donaldson Inc                  COM              257651109     9066   203097 SH       Sole                                     203097
Dover Corp                     COM              260003108     5693   117707 SH       Sole                                     117707
Echelon                        COM              27874n105      665    61000 SH       Sole                                      61000
Ecolab Inc                     COM              278865100     2620    60948 SH       Sole                                      60948
Emerson Electric Co            COM              291011104     5926   119830 SH       Sole                                     119830
Exxon Mobil Corp     Com       COM              30231g102     9771   110870 SH       Sole                                     110870
Farmers & Merchants Com        COM              307795104      270      599 SH       Sole                                        599
FedEx Corp                     COM              31428x106     3248    41221 SH       Sole                                      41221
General Electric               COM              369604103      797    29872 SH       Sole                                      29872
Home Depot Inc                 COM              437076102     2730   116547 SH       Sole                                     116547
Illinois Tool Works            COM              452308109     5955   125350 SH       Sole                                     125350
Intel Corp                     COM              458140100     2545   118478 SH       Sole                                     118478
Johnson & Johnson              COM              478160104     6716   104387 SH       Sole                                     104387
Luminex Corp Com               COM              55027E102     1121    54531 SH       Sole                                      54531
Mc Graw Hill Companies         COM              580645109      201     5000 SH       Sole                                       5000
Microsoft Corp                 COM              594918104     4298   156223 SH       Sole                                     156223
Molex Inc.                     COM              608554101     3894   159513 SH       Sole                                     159513
Monsanto                       COM              61166w101      323     2558 SH       Sole                                       2558
National Instr Corp            COM              636518102     2328    82053 SH       Sole                                      82053
Nokia                          COM              654902204     2661   108601 SH       Sole                                     108601
Nordson Corp                   COM              655663102     7964   109261 SH       Sole                                     109261
Novartis ADR                   COM              66987V109     4407    80070 SH       Sole                                      80070
PepsiCo Inc                    COM              713448108     3725    58580 SH       Sole                                      58580
Pfizer, Inc.                   COM              717081103      280    16039 SH       Sole                                      16039
Procter & Gamble               COM              742718109     6839   112468 SH       Sole                                     112468
Royal Dutch Shell Plc ADR A    COM              780259206     5779    70724 SH       Sole                                      70724
Sabine Royalty Trust UBI       COM              785688102      954    14000 SH       Sole                                      14000
San Juan Basin Royalty Trust   COM              798241105    28517   616452 SH       Sole                                     616452
Schlumberger Ltd               COM              806857108    10230    95222 SH       Sole                                      95222
Sigma Aldrich                  COM              826552101     7638   141820 SH       Sole                                     141820
Sysco Corp                     COM              871829107     4116   149605 SH       Sole                                     149605
Telefonica de Espana           COM              879382208     1082    13593 SH       Sole                                      13593
Unilever N V                   COM              904784709      205     7224 SH       Sole                                       7224
Union Pacific Corp.            COM              907818108      302     4000 SH       Sole                                       4000
United Parcel Svc Cl B         COM              911312106     3726    60610 SH       Sole                                      60610
United Technologies            COM              913017109      346     5600 SH       Sole                                       5600
W.W. Grainger                  COM              384802104     6290    76894 SH       Sole                                      76894
Wal-Mart Stores                COM              931142103     4350    77399 SH       Sole                                      77399
Weyerhaeuser Co                COM              962166104     2754    53845 SH       Sole                                      53845
Wyeth                          COM              983024100      489    10200 SH       Sole                                      10200
REPORT SUMMARY		       51 DATA RECORDS		     202808         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

